Share capital - Summary of reconciliation of number of shares outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Balance at the beginning of the year	717,988,732	544,314,537	542,383,105
Share issue (in lieu of cash board compensation)			300,182
Exercise of incentive subscription rights on several dates			1,631,250
Employee Share Purchase Plan on December 2nd	1,527,917
Balance at the ending of the year	832,146,748	717,988,732	544,314,537
Private Placement One [Member]
Disclosure of classes of share capital [line items]
Private placement of shares		53,437,500
Private Placement Two [Member]
Disclosure of classes of share capital [line items]
Private placement of shares		55,425,407
Private Placement Three [Member]
Disclosure of classes of share capital [line items]
Private placement of shares		64,574,593
Private Placement Four [Member]
Disclosure of classes of share capital [line items]
Private placement of shares	65,341,413
Private Placement Five [Member]
Disclosure of classes of share capital [line items]
Private placement of shares	42,528,181
Share Issue On May 31, 2019 [Member]
Disclosure of classes of share capital [line items]
Share issue		236,695
Share Issue On May 29, 2020 [Member]
Disclosure of classes of share capital [line items]
Share issue	441,982
Share Issue On July 1, 2020 [Member]
Disclosure of classes of share capital [line items]
Share issue	4,318,523